Stock-Based Compensation Plans - Summary of Stock-Based Compensation (Detail) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 28	$ (3)	$ 97	$ (15)
Stock-Based Compensation Costs Capitalized	2	1	5	(4)
Total Stock-Based Compensation	30	(2)	102	(19)
Stock Options With Associated Net Settlement Rights
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	3	3	11	9
Cenovus Replacement Stock Options
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	3	0	17	0
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	9	(2)	30	(9)
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	11	(3)	28	(8)
Deferred Share Units
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Stock-Based Compensation Expense (Recovery)	$ 2	$ (1)	$ 11	$ (7)